Loss on Settlement of Debt (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Schedule of loss on settlement of debt
Loss on conversion of debt	$ (136,989)	$ (1,161,457)
Other	(352,151)	(549,959)
Loss on settlement of debt	$ (489,140)	$ (1,711,416)